Consolidated Statements of Operations and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2024 MYR (RM) RM / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 MYR (RM) RM / shares shares	Jun. 30, 2022 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue	RM 58,186,647	$ 12,322,458	RM 242,132,250	RM 443,024,003
Cost of sale	(78,522,495)	(16,629,076)	(192,212,350)	(344,856,637)
Gross (loss)/profit	(20,335,848)	(4,306,618)	49,919,900	98,167,366
Other income	1,608,048	340,544	787,233	323,897
Administrative expenses	(46,419,993)	(9,830,579)	(28,758,170)	(10,192,782)
Other operating expenses	(351,377)	(74,413)	(51,724)
Finance costs	(10,307)	(2,183)	(4,235)	(6,085)
(Loss)/Profit before tax	(65,509,477)	(13,873,249)	21,893,004	88,292,396
Tax expense	10,820,643	2,291,538	5,644,221	(14,909,374)
(Loss)/Profit for the financial year	(54,688,834)	(11,581,711)	27,537,225	73,383,022
Other comprehensive (loss)/income for the financial year, net of tax
(Loss)/Gain on foreign currency translation	278,449	58,968	1,100,195	(6)
Total comprehensive (loss)/income for the financial year	(54,410,385)	(11,522,743)	28,637,420	73,383,016
(Loss)/Profit for the financial year attributable to:
Owners of the Company	(54,999,680)	(11,647,540)	25,834,757	73,582,501
Non-controlling interests	310,846	65,829	1,702,468	(199,479)
(Loss)/Profit for the financial year	(54,688,834)	(11,581,711)	27,537,225	73,383,022
Total comprehensive (loss)/income attributable to:
Owners of the Company	(54,721,231)	(11,588,572)	26,934,952	73,582,495
Non-controlling interests	310,846	65,829	1,702,468	(199,479)
Profit for the financial year	RM (54,410,385)	$ (11,522,743)	RM 28,637,420	RM 73,383,016
Weighted average shares outstanding:
Basic (in Shares)	26,437,500	26,437,500	21,999,658	10,000,000
Diluted (in Shares)	26,437,500	26,437,500	21,999,658	10,000,000
(Loss)/Earnings per share attributable to Owners of the Company:
Basic (in Dollars per share and Ringgits per share) | (per share)	RM (2.08)	$ (0.44)	RM 1.17	RM 7.36
Diluted (in Dollars per share and Ringgits per share) | (per share)	RM (2.08)	$ (0.44)	RM 1.17	RM 7.36